Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Under the Corporation’s Insider Trading Policy, directors and executive officers, including the NEOs, are prohibited from (i) pledging the Corporation’s stock as collateral for loans and (ii) selling the Corporation’s stock “short,” trading in the Corporation’s stock in or through a margin account or otherwise engaging in hedging transactions or speculative or short-term trading of the Corporation’s stock. These provisions are part of the Corporation’s overall program to prevent the Corporation’s directors, executive officers and other insiders, including the NEOs, from trading on material non-public information.